Cover	Nov. 13, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2019
Entity File Number	1-14829
Entity Registrant Name	MOLSON COORS BREWING COMPANY
Entity Central Index Key	0000024545
Entity Tax Identification Number	84-0178360
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1801 California Street
Entity Address, Address Line Two	Suite 4600
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	927-2337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Senior Notes Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2024
Trading Symbol	TAP
Security Exchange Name	NYSE
Class A Common Stock, par value $0.01
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	TAP.A
Security Exchange Name	NYSE
Class B Common Stock, par value $0.01
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01
Trading Symbol	TAP
Security Exchange Name	NYSE
CANADA
Document Information [Line Items]
Entity Address, Address Line One	1555 Notre Dame Street East
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H2L 2R5
City Area Code	514
Local Phone Number	521-1786